Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Carrying value at the beginning	$ 699	$ 512
Goodwill on acquisition	102
Translation differences	31	(16)
Carrying value at the end	$ 832	699
HIPUS
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Goodwill on acquisition		16
Stater N.V
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Goodwill on acquisition		57
Outbox systems Inc. dba Simplus
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Goodwill on acquisition		$ 130